COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 27, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Commitments Under All Noncancelable Operating Leases

Following is a schedule of the future minimum rental and similar commitments under all noncancelable operating leases as of September 27, 2013 (in thousands):

Fiscal Year
2014	$219,698
2015	93,661
2016	76,420
2017	67,469
2018	52,123
Subsequent years	90,598

Total minimum rental obligations	$599,969